Equity-Based Compensation (Tables) - Vacasa Holdings LLC	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Unit Appreciation Rights ("UARs")
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of fair value of the UARs granted

Nine Months Ended September 30,
	2021	2020
Expected volatility	45.6% - 55.0%	31.0% - 45.6%
Dividend yield	—%	—%
Expected term (in years)	0.3 - 2.3	2.3 - 3.1
Risk-free rate	0.0% - 0.2%	0.1% - 1.5%
Marketability discount	8.3% - 23.4%	23.4% - 39.7%

	Year Ended December 31,
	2020	2019
Expected volatility	36.2% - 45.6%	31.0% - 32.4%
Dividend yield	—%	—%
Expected term (in years)	2.3 - 3.1	3.0
Risk-free rate	0.1% - 0.2%	1.5% - 2.5%
Marketability discount	23.4% - 39.7%	29.1% - 29.9%

Schedule of summary of UAR activity

			Weighted Average
			Remaining
		Weighted Average	Contractual Term
Unit Appreciation Rights	Units (000s)	Exercise Price	(in years)
Balance as of December 31, 2020	13,345	$1.07	7
Granted	821	$1.92
Forfeited or expired	(646)	$1.16
Balance as of September 30, 2021	13,520	$1.11	6

			Weighted Average
			Remaining
		Weighted Average	Contractual Term
Unit Appreciation Rights	Units (000s)	Exercise Price	(in years)
Balance as of December 31, 2019	17,358	$1.07	7
Granted	2,451	$1.13
Forfeited or expired	(6,464)	$1.10
Balance as of December 31, 2020	13,345	$1.07	7

	Years Ended December 31,
	2020	2019
Number of UARs granted (000s)	2,451	4,988
Weighted average grant-date fair value per UAR	$0.16	$0.04

Employee Equity Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of summary of UAR activity

Nine Months Ended September 30,
	2021	2020

Expected volatility	45.6% - 55.0%	31.0% - 45.6%
Dividend yield	—%	—%
Expected term (in years)	0.6 - 2.3	2.3 - 3.1
Risk free rate	0.0% - 0.1%	0.1% - 1.5%
Marketability discount	23.4% - 26.6%	23.4% - 39.7%

Year Ended December 31,
2020
Expected volatility	36.2% - 45.6%
Dividend yield	— %
Expected term (in years)	2.3 - 3.1
Risk free rate	0.1% - 0.2%
Marketability discount	23.4% - 39.7%

Schedule of summary of employee equity units

	Number of Units	Weighted-Average
	(000s)	Grant Date Fair Value
Unvested balance as of December 31, 2020	19,770	$0.29
Units granted	12,046	$1.56
Units vested	(9,266)	$0.25
Units forfeited or cancelled	—	$—
Unvested balance as of September 30, 2021	22,550	$1.02

	Number of Units	Weighted-Average
	(000s)	Grant Date Fair Value
Unvested balance as of December 31, 2019	—	$—
Units granted	34,042	$0.26
Units vested	(14,272)	$0.23
Units forfeited or cancelled	—	$—
Unvested balance as of December 31, 2020	19,770	$0.29

Schedule of equity based compensation expense

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020

Cost of revenue	$—	$—	$—	$—
Operations and support	24	224	86	224
Technology and development	167	407	489	407
Sales and marketing	393	98	1,047	98
General and administrative	1,688	453	3,651	1,143
Total unit-based compensation expense	$2,272	$1,182	$5,273	$1,872

	Years Ended December 31,
	2020	2019
Cost of revenue	$—	$—
Operations and support	252	—
Technology and development	641	—
Sales and marketing	372	—
General and administrative	2,084	69
Total equity-based compensation expense	$3,349	$69